Annual Operating Expenses - FidelitySAIInvestmentGradeSecuritizedFund-PRO - FidelitySAIInvestmentGradeSecuritizedFund-PRO - Fidelity SAI Investment Grade Securitized Fund - Fidelity SAI Investment Grade Securitized Fund
	Oct. 30, 2023
Operating Expenses:
Management fee	0.30%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.05%	[1]
Total annual operating expenses	0.35%

[1]	ABased on estimated amounts for the current fiscal year.